Earnings Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

Note 8.	Earnings per Share

(In millions except per share amounts)	2016	2015	2014

Income from Continuing Operations	$2,025.3	$1,980.3	$1,895.5
Loss from Discontinued Operations	(3.5)	(4.9)	(1.1)

Net Income	$2,021.8	$1,975.4	$1,894.4

Basic Weighted Average Shares	394.8	398.7	398.2
Plus Effect of:
Equity forward arrangement	—	—	0.2
Stock options and restricted units	2.6	3.2	3.9

Diluted Weighted Average Shares	397.4	401.9	402.3

Basic Earnings per Share:
Continuing operations	$5.13	$4.97	$4.76
Discontinued operations	(0.01)	(0.01)	—

Basic Earnings per Share	$5.12	$4.96	$4.76

Diluted Earnings per Share:
Continuing operations	$5.10	$4.93	$4.71
Discontinued operations	(0.01)	(0.01)	—

Diluted Earnings per Share	$5.09	$4.92	$4.71

Options to purchase 1.5 million, 3.4 million and 2.4 million shares of common stock were not included in the computation of diluted earnings per share for 2016, 2015 and 2014, respectively, because their effect would have been antidilutive.